Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2022
Statement [Line Items]
Exposures to Foreign Currency
The Group’s exposures to foreign currency are as follows:

	31.12.2021
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Quoted equity securities	606	—	—	—
Trade and other receivables	676	8,806	297	—
Cash and bank balances	164,544	2,535	4,345	14,342
Financial liabilities	(1,428)	—	—	—
Trade and other payables	(4,551)	(8,997)	(3,651)	(510)

Net assets/(liabilities)	159,847	2,344	991	13,832

	31.12.2022
	Singapore Dollar	Euro	US Dollar	Others
	RMB’000	RMB’000	RMB’000	RMB’000
Trade and other receivables	1,504	7,328	4,484	218
Cash and bank balances	166,517	1,282	26,521	15,340
Financial liabilities	(202)	—	—	—
Trade and other payables	(5,064)	(11,586)	(7,258)	(2,579)

Net assets/(liabilities)	162,755	(2,976)	23,747	12,979

US$’000	23,412	(428)	3,416	1,867

Summary of Information about Credit Risk on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2021	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	9.1%	—	0.5%	7.2%	15.3%	55.2%
Estimated total gross carrying amount at default	364,445	117,832	131,411	33,897	37,169	44,136
Expected credit loss	33,210	—	714	2,428	5,686	24,382

		Trade receivables
			Days past due
As of December 31, 2022	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Expected credit loss rate	2.1%	—	0.2%	0.2%	0.6%	63.1%
Estimated total gross carrying amount at default	1,549,462	1,138,365	216,355	80,132	63,477	51,133
Expected credit loss	33,247	—	500	124	372	32,251

Maturity Profile of Financial Assets and Liabilities Based on Contractual Undiscounted Payments
The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	Total
As of December 31, 2021	RMB’000	RMB’000	RMB’000
Financial assets
Trade and bills receivables	6,768,335	—	6,768,335
Other receivables, excluding tax recoverable	138,780	—	138,780
Cash and bank balances	5,221,555	110,000	5,331,555
Quoted equity securities	606	—	606

	12,129,276	110,000	12,239,276

Financial liabilities
Loans and borrowings	2,130,356	101,524	2,231,880
Trade and other payables (Note 22)	9,391,524	188,725	9,580,249
Lease liabilities	28,121	13,650	41,771

	11,550,001	303,899	11,853,900

	1 year or less	2 to 5 years	After 5 years	Total	Total
As of December 31, 2022	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Financial assets
Trade and bills receivables	6,487,095	—	—	6,487,095	933,140
Other receivables, excluding tax recoverable	434,750	—	—	434,750	62,537
Cash and bank balances	4,830,743	20,000	—	4,850,743	697,758

	11,752,588	20,000	—	11,772,588	1,693,435

Financial liabilities
Loans and borrowings	2,158,839	209,400	—	2,368,239	340,661
Trade and other payables (Note 22)	8,080,782	189,366	—	8,270,148	1,189,624
Lease liabilities	33,102	26,928	216	60,246	8,666
Other financial liability	—	—	58,212	58,212	8,374

	10,272,723	425,694	58,428	10,756,845	1,547,325

Foreign currency risk [Member]
Statement [Line Items]
Risk Sensitivity Analysis

	Profit before tax
	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Singapore Dollar	15,985	16,276	2,341
Euro	234	(298)	(43)
US Dollar	99	2,375	342

Equity price risk [member]
Statement [Line Items]
Risk Sensitivity Analysis
A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Statement of profit or loss	61	—	—